SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 2-24389)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 104	[X]
and
REGISTRATION STATEMENT (No. 811-1352)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 104	[X]

Fidelity Devonshire Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on (October 22, 2001) pursuant to paragraph (b).
( )	60 days after filing pursuant to paragraph (a)(1).
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485.
( )	75 days after filing pursuant to paragraph (a)(2).
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Structured Large Cap Value

Fund

(fund number 708, trading symbol FLCWF)

Fidelity

Structured Mid Cap Value

Fund

(fund number 762, trading symbol FCMVF)

Fidelity

Structured Large Cap Growth

Fund

(fund number 763, trading symbol FCLGF)

Fidelity

Structured Mid Cap Growth

Fund

(fund number 793, trading symbol FCMGF)

Prospectus

October 22, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution

Prospectus

Fund Summary

Investment Summary

Investment Objective

Structured Large Cap Value Fund seeks long-term growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Index or the Standard & Poor's 500SM  Index (S&P 500®)).
  Investing in securities of companies that it believes are undervalued in the marketplace in relation to factors such as assets, earnings, growth potential or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Using the Russell 1000 Value Index as a guide in structuring the fund and selecting its investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, its industry position, and market and economic conditions, along with statistical models to evaluate growth potential, valuation, liquidity, and investment risk to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Prospectus

Fund Summary - continued

Investment Objective

Structured Mid Cap Value Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400)).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in securities of companies that it believes are undervalued in the marketplace in relation to factors such as assets, earnings, growth potential or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Using the Russell Midcap Value Index as a guide in structuring the fund and selecting its investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, its industry position, and market and economic conditions, along with statistical models to evaluate growth potential, valuation, liquidity, and investment risk to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Prospectus

Fund Summary - continued

Investment Objective

Structured Large Cap Growth Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Index or the S&P 500).
  Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Using the Russell 1000 Growth Index as a guide in structuring the fund and selecting its investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, its industry position, and market and economic conditions, along with statistical models to evaluate growth potential, valuation, liquidity, and investment risk to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Structured Mid Cap Growth Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.

Prospectus

Fund Summary - continued

  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Index or the S&P MidCap 400).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Using the Russell Midcap Growth Index as a guide in structuring the fund and selecting its investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, its industry position, and market and economic conditions, along with statistical models to evaluate growth potential, valuation, liquidity, and investment risk to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

Performance history will be available for Structured Large Cap Value, Structured Mid Cap Value, Structured Large Cap Growth, and Structured Mid Cap Growth after each fund has been in operation for one calendar year.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund operating expenses provided below for each fund are based on estimated expenses.

Prospectus

Fund Summary - continued

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual fund operating expenses (paid from fund assets)

Structured Large Cap Value	Management feeA	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expensesA	0.35%
	Total annual fund operating expensesB	0.93%
Structured Mid Cap Value	Management feeA	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expensesA	0.35%
	Total annual fund operating expensesB	0.93%
Structured Large Cap Growth	Management feeA	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expensesA	0.41%
	Total annual fund operating expensesB	0.99%
Structured Mid Cap Growth	Management feeA	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expensesA	0.40%
	Total annual fund operating expensesB	0.98%

A Estimated.

B FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

		Effective Date
Structured Large Cap Value	1.20%	11/6/01
Structured Mid Cap Value	1.20%	11/6/01
Structured Large Cap Growth	1.20%	11/6/01
Structured Mid Cap Growth	1.20%	11/6/01

These arrangements may be discontinued by FMR at any time.

Prospectus

Fund Summary - continued

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Structured Large Cap Value	1 year	$ 95
	3 years	$ 296
Structured Mid Cap Value	1 year	$ 95
	3 years	$ 296
Structured Large Cap Growth	1 year	$ 101
	3 years	$ 315
Structured Mid Cap Growth	1 year	$ 100
	3 years	$ 312

Prospectus

Fund Basics

Investment Details

Investment Objective

Structured Large Cap Value Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Index or the S&P 500. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy.The size of the companies in each index changes with market conditions and the composition of the index.

FMR invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/earnings (P/E) or price/book (P/B) ratios. The stocks of these companies are often called "value" stocks.

FMR uses the Russell 1000 Value Index as a guide in structuring the fund and selecting its investments. FMR considers the fund's security, industry, and market capitalization weightings relative to the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities are then analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

Structured Mid Cap Value Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average P/E or P/B ratios. The stocks of these companies are often called "value" stocks.

FMR uses the Russell Midcap Value Index as a guide in structuring the fund and selecting its investments. FMR considers the fund's security, industry, and market capitalization weightings relative to the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities are then analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

Structured Large Cap Growth Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Index or the S&P 500. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR uses the Russell 1000 Growth Index as a guide in structuring the fund and selecting its investments. FMR considers the fund's security, industry, and market capitalization weightings relative to the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities are then analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

Structured Mid Cap Growth Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR uses the Russell Midcap Growth Index as a guide in structuring the fund and selecting its investments. FMR considers the fund's security, industry, and market capitalization weightings relative to the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities are then analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Prospectus

Fund Basics - continued

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Structured Large Cap Value Fund seeks long-term growth of capital.

Structured Mid Cap Value Fund seeks long-term growth of capital.

Structured Large Cap Growth Fund seeks long-term growth of capital.

Structured Mid Cap Growth Fund seeks long-term growth of capital.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC (FBS LLC). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

You may buy or sell shares of a fund through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares of a fund (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares of the funds through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares of a fund through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of a fund and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of the fund through a non-Fidelity broker or other investment professional.

Buying and Selling Information
Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003 Redemptions: Fidelity Investments P.O. Box 660602 Dallas, TX 75266-9865
TDD-Service for the Deaf and Hearing Impaired 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time)

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Prospectus

Shareholder Information - continued

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Fund Minimums
Initial Purchase	$2,500
For certain Fidelity retirement accountsA	$500
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000
For certain Fidelity retirement accountsA	$500

A Fidelity Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts.

There is no minimum balance or initial or subsequent purchase minimum for investments through Portfolio Advisory ServicesSM , a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

Buying Shares

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Selling Shares

The price to sell one share of each fund is the fund's NAV.

Prospectus

Shareholder Information - continued

Your shares will be sold at the next NAV calculated after your order is received in proper form.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account, your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above $2,000 to keep your fund position open ($500 for fund balances in retirement accounts), except fund positions not subject to balance minimums.
  Normally, redemptions will be processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect a fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

Prospectus

Shareholder Information - continued

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.
  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number, there may be additional requirements.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of the funds or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Prospectus

Shareholder Information - continued

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.
  You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.

- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.
  To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.
  To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 5000, Cincinnati, Ohio 45273-8692.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

Prospectus

Shareholder Information - continued

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000. It is expected that fund balances will be valued on the second Friday in November of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use regular investment plans.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in retirement accounts), for any reason, including solely due to declines in a fund's NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in March and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each fund:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

Prospectus

Shareholder Information - continued

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of June 30, 2001, FIJ had approximately $21.9 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for each fund from time to time.

FMRC serves as a sub-adviser for each fund. FMRC is primarily responsible for choosing investments for each fund.

Robert Macdonald is manager of Structured Large Cap Value and Structured Mid Cap Value, both of which he has managed since inception. He also manages other Fidelity funds. Since joining Fidelity in 1985, Mr. Macdonald has worked as a research analyst and manager.

Jeff Kerrigan is manager of Structured Large Cap Growth and Structured Mid Cap Growth, both of which he has managed since inception. He also manages other Fidelity funds. Mr. Kerrigan joined Fidelity in 1999.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Prospectus

Fund Services - continued

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well Structured Large Cap Value has performed relative to the Russell 1000 Value Index, Structured Mid Cap Value has performed relative to the Russell Midcap Value Index, Structured Large Cap Growth has performed relative to the Russell 1000 Growth Index, or Structured Mid Cap Growth has performed relative to the Russell Midcap Growth Index.

Management fee	=	Basic fee	+/-	Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 2001, the group fee rate was 0.2819%. The individual fund fee rate is 0.30%.

The performance adjustment rate is calculated monthly by comparing over the performance period Structured Large Cap Value's performance to that of the Russell 1000 Value Index, Structured Mid Cap Value's performance to that of the Russell Midcap Value Index, Structured Large Cap Growth's performance to that of the Russell 1000 Growth Index, or Structured Mid Cap Growth's performance to that of the Russell Midcap Growth Index.

The performance period will begin on December 1, 2001 and will eventually include 36 months. The performance adjustment will not take effect until November 1, 2002.

The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

FMR pays FMRC, FMR U.K., and FMR Far East for providing sub-advisory services. FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a fund's expenses and boost its performance.

Fund Distribution

FDC distributes each fund's shares.

Prospectus

Fund Services - continued

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Notes

Notes

Notes

Notes

Notes

Notes

Notes

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). For Structured Large Cap Value, Structured Mid Cap Value, Structured Large Cap Growth, and Structured Mid Cap Growth, financial reports will be available once the funds have completed their first annual or semi-annual period. Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus or an annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-1352

Fidelity, Fidelity Investments & (Pyramid) Design, FAST, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.759620.101 LMC-pro-1001

FIDELITY® STRUCTURED LARGE CAP VALUE FUND,
FIDELITY STRUCTURED MID CAP VALUE FUND,
FIDELITY STRUCTURED LARGE CAP GROWTH FUND,
AND FIDELITY STRUCTURED MID CAP GROWTH FUND

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

October 22, 2001

This statement of additional information (SAI) is not a prospectus. An annual report for each fund will be available once the fund has completed its first annual period.

To obtain a free additional copy of the prospectus, dated October 22, 2001, please call Fidelity at1-800-544-8544 or visit Fidelity's web site at www.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Performance	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Appendix	<Click Here>

LMC-ptb-1001
1.759619.101

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

Investment Limitations of Structured Large Cap Value

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

For purposes of normally investing at least 80% of Structured Large Cap Value's assets in securities of companies with large market capitalizations, Fidelity Management & Research Company (FMR) intends to measure the capitalization range of the Russell 1000® Index and the Standard & Poor's 500SM  Index (S&P 500®) no less frequently than once a month.

Investment Limitations of Structured Mid Cap Value

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

For purposes of normally investing at least 80% of Structured Mid Cap Value's assets in securities of companies with medium market capitalizations, FMR intends to measure the capitalization range of the Russell Midcap® Index and the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400) no less frequently than once a month.

Investment Limitations of Structured Large Cap Growth

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

For purposes of normally investing at least 80% of Structured Large Cap Growth's assets in securities of companies with large market capitalizations, FMR intends to measure the capitalization range of the Russell 1000 Index and the S&P 500 no less frequently than once a month.

Investment Limitations of Structured Mid Cap Growth

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

For purposes of normally investing at least 80% of Structured Mid Cap Growth's assets in securities of companies with medium market capitalizations, FMR intends to measure the capitalization range of the Russell Midcap Index and the S&P MidCap 400 no less frequently than once a month.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.

Central Money Market Funds are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of their investments.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.

Futures and Options. The following paragraphs pertain to futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the S&P 500. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

Limitations on Futures and Options Transactions. Each fund intends to file a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. The funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, S&P, or Fitch Inc., or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Temporary Defensive Policies. Each fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. In selecting brokers or dealers (including affiliates of FMR), FMR generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any commissions; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services.

For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services, including research, provided by the FCM.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and will do so in accordance with the policies described in this section.

Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services.

Securities may be purchased from underwriters at prices that include underwriting fees.

Ordinarily commissions are not charged on OTC orders because a fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When a fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Futures transactions are executed and cleared through FCMs who receive commissions for their services.

Each fund may execute portfolio transactions with brokers or dealers that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced FMR's normal research activities in providing investment advice to the funds. FMR's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Certain of the products and services FMR receives from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, FMR may request a broker or dealer to provide a specific proprietary or third-party product or service. While FMR takes into account the products and services provided by a broker or dealer in determining whether commissions are reasonable, neither FMR nor a fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of commissions or otherwise.

Brokers or dealers that execute transactions for a fund on an agency basis may receive commissions that are in excess of the amount of commissions that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing a fund to pay such higher commissions, FMR will make a good faith determination that the commissions are reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or FMR's overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist FMR or its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.

FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may place trades with certain brokers with which it is under common control, including National Financial Services LLC (NFS) and Fidelity Brokerage Services (Japan) LLC (FBSJ), provided it determines that these affiliates' products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR may also place trades with REDIBook ECN LLC (REDIBook), an electronic communication network (ECN) in which a wholly-owned subsidiary of FMR Corp. has an equity ownership interest, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.

FMR may allocate brokerage transactions to brokers or dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to that of other qualified broker-dealers.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

A fund may pay both commissions and spreads in connection with the placement of portfolio transactions.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each fund's net asset value per share (NAV) is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

PERFORMANCE

A fund may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each fund's share price and return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.

Return Calculations. Returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a fund's NAV over a stated period. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual returns covering periods of less than one year are calculated by determining a fund's return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a fund.

In addition to average annual returns, a fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. After-tax returns reflect the return of a hypothetical investment after payment of federal and/or state taxes using assumed tax rates. After-tax returns may assume that taxes are paid at the time of distribution or once a year or are paid in cash or by selling shares, that shares are held through the entire period, sold on the last day of the period, or sold at a future date, and distributions are reinvested or paid in cash. Returns may or may not include the effect of a fund's small balance maintenance fee. Excluding a fund's small balance maintenance fee from a return calculation produces a higher return figure. Returns and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Net Asset Value. Charts and graphs using a fund's NAVs, adjusted NAVs, and benchmark indexes may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.

Moving Averages. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

Each fund may compare its return to the record of the S&P 500, the Dow Jones Industrial AverageSM  (DJIASM ), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The S&P 500 and DJIA comparisons would show how each fund's return compared to the record of a market capitalization-weighted index of common stocks and a narrower set of stocks of major industrial companies, respectively. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.

Performance Comparisons. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

A fund's performance may also be compared to that of each benchmark index representing the universe of securities in which the fund may invest. The return of each index reflects reinvestment of any dividends, interest, and capital gains paid by securities included in each index. Unlike a fund's returns, however, each index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.

Structured Large Cap Value may compare its performance to that of the Russell 1000 Value Index, a market capitalization-weighted index of value oriented stocks of the largest U.S. domiciled companies. Value oriented stocks tend to have lower price-to-book ratios and lower forecasted growth values.

Structured Mid Cap Value may compare its performance to that of the Russell Midcap Value Index, a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. domiciled companies. Value-oriented stocks tend to have lower price-to-book ratios and lower forecasted growth values.

Structured Large Cap Growth may compare its performance to that of the Russell 1000 Growth Index, a market capitalization-weighted index of growth-oriented stocks of the largest U.S. domiciled companies. Growth-oriented stocks tend to have higher price-to-book ratios and higher forecasted growth values.

Structured Mid Cap Growth may compare its performance to that of the Russell Midcap Growth Index, a market capitalization-weighted index of medium-capitalization growth-oriented stocks of U.S. domiciled companies. Growth-oriented stocks tend to have higher price-to-book ratios and higher forecasted growth values.

A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee an investor's principal or return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus®, a quarterly magazine provided free of charge to Fidelity fund shareholders.

A fund may present its fund number, Quotron® number, and CUSIP number, and discuss or quote its current portfolio manager.

Volatility. A fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

Momentum Indicators indicate a fund's price movements over specific periods of time. Each point on the momentum indicator represents a fund's percentage change in price movements over that period.

A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

As of September 30, 2001, FMR advised over $44 billion in municipal fund assets, $197 billion in taxable fixed-income fund assets, $198 billion in money market fund assets, $446 billion in equity fund assets, and $17 billion in international fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

Dividends. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, short-term capital gains, and non-qualifying dividends, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. A portion of each fund's dividends derived from certain U.S. Government securities and securities of certain other investment companies may be exempt from state and local taxation.

Capital Gain Distributions. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because each fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years or, if shorter, the period of a fund's operations. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).

*EDWARD C. JOHNSON 3d (71), Trustee, is President of Structured Large Cap Value, Structured Mid Cap Value, Structured Large Cap Growth, and Structured Mid Cap Growth. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (U.K.) Inc. and of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc. Abigail P. Johnson, Trustee and Senior Vice President of the funds, is Mr. Johnson's daughter.

*ABIGAIL P. JOHNSON (39), Trustee (2001), is Senior Vice President of Structured Large Cap Value, Structured Mid Cap Value, Structured Large Cap Growth, and Structured Mid Cap Growth. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Management & Research (Far East) Inc. (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

J. MICHAEL COOK (59), Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

RALPH F. COX (69), Trustee, is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

PHYLLIS BURKE DAVIS (69), Trustee. Mrs. Davis is retired from Avon Products, Inc. where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (industrial conglomerate), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc. In addition, she is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998).

ROBERT M. GATES (58), Trustee (1997), is a consultant, educator, and lecturer. Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Advanced Biometrics, Inc. (biometric identification technology, 2001), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary.

DONALD J. KIRK (68), Trustee, is Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section, a Public Governor of the National Association of Securities Dealers, Inc. (1996), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

MARIE L. KNOWLES (54), Trustee (2001). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

NED C. LAUTENBACH (57), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the IBM Corporation from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach has served as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (telecommunications testing and management). He is also Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (industrial conglomerate, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

*PETER S. LYNCH (58), Trustee, is Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

MARVIN L. MANN (68), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of Imation Corp. (imaging and information storage, 1997). He is also a Board member of Acterna Corporation (telecommunications testing and management, 1999).

WILLIAM O. McCOY (67), Trustee (1997). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility, 1996), and Acterna Corporation (telecommunications testing and management, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flager Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

ROBERT C. POZEN (55), Member of the Advisory Board (2001), isVice Chairman of Fidelity Investments (2000). Previously, Mr. Pozen served as a Trustee and Senior Vice President of the Fidelity funds (1997-2001). In addition, he also served as President and a Director of FMR (1997-2001), Fidelity Management & Research (U.K.) Inc. (1997-2001), Fidelity Management & Research (Far East) Inc. (1997-2001), Fidelity Investments Money Management, Inc. (1998-2001), and FMR Co., Inc. (2000-2001); a Director of Strategic Advisers, Inc. (1999-2001); andGeneral Counsel, Managing Director, and Senior Vice President of FMR Corp.

WILLIAM S. STAVROPOULOS (62), Member of the Advisory Board of Fidelity Devonshire Trust (2000). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

PHILLIP L. BULLEN (42) is Vice President of Structured Large Cap Value, Structured Mid Cap Value, Structured Large Cap Growth, and Structured Mid Cap Growth. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Bond Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001). Before joining Fidelity, Mr. Bullen was President, Chief Investment Officer, and a founding partner for Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1977-1997).

ERIC D. ROITER (52) is Secretary of Structured Large Cap Value, Structured Mid Cap Value, Structured Large Cap Growth, and Structured Mid Cap Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); and Secretary of Fidelity Southwest Company (1998). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

ROBERT A. DWIGHT (43) is Treasurer of Structured Large Cap Value, Structured Mid Cap Value, Structured Large Cap Growth, and Structured Mid Cap Growth. Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR Co., Inc. (2001) and FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

MARIA F. DWYER (42) is Deputy Treasurer of Structured Large Cap Value, Structured Mid Cap Value, Structured Large Cap Growth, and Structured Mid Cap Growth. She also serves as Deputy Treasurer of other Fidelity funds (2000) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

JOHN H. COSTELLO (55) is Assistant Treasurer of Structured Large Cap Value, Structured Mid Cap Value, Structured Large Cap Growth, and Structured Mid Cap Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

PAUL F. MALONEY (52) is Assistant Treasurer of Structured Large Cap Value, Structured Mid Cap Value, Structured Large Cap Growth, and Structured Mid Cap Growth. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

THOMAS J. SIMPSON (43) is Assistant Treasurer of Structured Large Cap Value, Structured Mid Cap Value, Structured Large Cap Growth, and Structured Mid Cap Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ending January 31, 2002, or calendar year ended December 31, 2000, as applicable.

Compensation Table
AGGREGATE COMPENSATION FROM A FUND	Edward C. Johnson 3d*	Abigail P. Johnson*	J. Michael Cook**	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	Donald J. Kirk	Marie L. Knowles ***
Structured Large Cap Value+	$ 0	$ 0	$ 31	$ 31	$ 31	$ 31	$ 31	$ 31
Structured Mid Cap Value+	$ 0	$ 0	$ 31	$ 31	$ 31	$ 31	$ 31	$ 31
Structured Large Cap Growth+	$ 0	$ 0	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24
Structured Mid Cap Growth+	$ 0	$ 0	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 0	$ 0	$ 213,500	$ 258,000	$ 259,500	$ 258,000	$ 258,000	$ 130,500
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	Peter S. Lynch*	Marvin L. Mann	William O. McCoy	Gerald C. McDonough *****	Robert C. Pozen*	William S. Stavropoulos ****	Thomas R. Williams *****
Structured Large Cap Value+	$ 31	$ 0	$ 39	$ 31	$ 0	$ 0	$ 31	$ 0
Structured Mid Cap Value+	$ 31	$ 0	$ 39	$ 31	$ 0	$ 0	$ 31	$ 0
Structured Large Cap Growth+	$ 24	$ 0	$ 29	$ 24	$ 0	$ 0	$ 24	$ 0
Structured Mid Cap Growth+	$ 24	$ 0	$ 29	$ 24	$ 0	$ 0	$ 24	$ 0
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 256,500	$ 0	$ 259,500	$ 258,000	$ 319,500	$ 0	$ 40,000	$ 249,000

* Interested persons are compensated by FMR.

** During the period from March 16, 2000 through December 31, 2000, Mr. Cook served as a Member of the Advisory Board. Effective January 1, 2001, Mr. Cook serves as a Member of the Board of Trustees.

*** During the period from June 15, 2000 through December 31, 2000, Ms. Knowles served as a Member of the Advisory Board. Effective January 1, 2001, Ms. Knowles serves as a Member of the Board of Trustees.

**** Effective November 1, 2000, Mr. Stavropoulos serves as a Member of the Advisory Board.

***** Messrs. McDonough and Williams served on the Board of Trustees through December 31, 2000.

+ Estimated for the fund's first full year.

A Information is for the calendar year ended December 31, 2000 for 247 funds in the complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2000, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $111,000; Phyllis Burke Davis, $111,000; Robert M. Gates, $111,000; Donald J. Kirk, $111,000; Ned C. Lautenbach, $111,000; Marvin L. Mann, $111,000; William O. McCoy, $111,000; Gerald C. McDonough, $141,000; and Thomas R. Williams, $111,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $39,768; Ned C. Lautenbach, $46,296; William O. McCoy, $39,768; and Thomas R. Williams, $46,296.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 and January 2000 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the non-interested Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any non-interested Trustee or to pay any particular level of compensation to the non-interested Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

As of the public offering of shares of each fund, 100% of each fund's total outstanding shares was held by FMR or an FMR affiliate. FMR Corp. is the ultimate parent company of FMR and these FMR affiliates. By virtue of their ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee and President of the funds, and Ms. Abigail P. Johnson, Trustee and Senior Vice President of the funds, may be deemed to be a beneficial owner of these shares.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East), and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity Investments Japan Limited (FIJ). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

The funds, FMR, FMRC, FMR U.K., FMR Far East, FIJ, and Fidelity Distributors Corporation (FDC) have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and the costs associated with securities lending, each fund pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of Structured Large Cap Value's performance to that of the Russell 1000 Value Index, Structured Mid Cap Value's performance to that of the Russell Midcap Value Index, Structured Large Cap Growth's performance to that of the Russell 1000 Growth Index, or Structured Mid Cap Growth's performance to that of the Russell Midcap Growth Index.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $731 billion of group net assets - the approximate level for September 2001 - was 0.2819%, which is the weighted average of the respective fee rates for each level of group net assets up to $731 billion.

Each fund's individual fund fee rate is 0.30%. Based on the average group net assets of the funds advised by FMR for September 2001, each fund's annual basic fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Basic Fee Rate
Structured Large Cap Value	0.2819%	+	0.30%	=	0.5819%
Structured Mid Cap Value	0.2819%	+	0.30%	=	0.5819%
Structured Large Cap Growth	0.2819%	+	0.30%	=	0.5819%
Structured Mid Cap Growth	0.2819%	+	0.30%	=	0.5819%

One-twelfth of the basic fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

Computing the Performance Adjustment. The basic fee for each of Structured Large Cap Value, Structured Mid Cap Value, Structured Large Cap Growth, and Structured Mid Cap Growth is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of the Russell 1000 Value Index for Structured Large Cap Value, the Russell Midcap Value Index for Structured Mid Cap Value, the Russell 1000 Growth Index for Structured Large Cap Growth, or the Russell Midcap Growth Index for Structured Mid Cap Growth. The performance period for each fund will commence on December 1, 2001. Starting with the twelfth month, the performance adjustment takes effect. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period includes 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months.

If the Trustees determine that another index is appropriate for Structured Large Cap Value, Structured Mid Cap Value, Structured Large Cap Growth, or Structured Mid Cap Growth, they may designate a successor index to be substituted.

The performance comparison is made at the end of each month.

Each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00) is multiplied by a performance adjustment rate of 0.02%. The maximum annualized performance adjustment rate is ±0.20% of a fund's average net assets over the performance period.

One twelfth (1/12) of this rate is then applied to each fund's average net assets over the performance period, giving a dollar amount which will be added to (or subtracted from) the basic fee.

A fund's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund are treated as if reinvested in that fund's shares at the NAV as of the record date for payment.

The record of the Russell 1000 Value Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Structured Large Cap Value's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the Russell 1000 Value Index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The record of the Russell Midcap Value Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Structured Mid Cap Value's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the Russell Midcap Value Index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The record of the Russell 1000 Growth Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Structured Large Cap Growth Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the Russell 1000 Growth Index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The record of the Russell Midcap Growth Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Structured Mid Cap Growth's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the Russell Midcap Growth Index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) , which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a fund's returns, and repayment of the reimbursement by a fund will lower its returns.

Sub-Adviser - FMRC. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has primary responsibility for choosing investments for each fund.

Under the terms of the sub-advisory agreement for each fund, FMR pays FMRC fees equal to 50% of the management fee (including any performance adjustment) payable to FMR under its management contract with each fund. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Sub-Advisers - FMR U.K., FMR Far East, and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of each fund, FMR Far East has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
  FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR Far East pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FMR Far East.

FIJ's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved a Distribution and Service Plan on behalf of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Structured Large Cap Value, Structured Mid Cap Value, Structured Large Cap Growth, and Structured Mid Cap Growth shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC performs transfer agency, dividend disbursing, and shareholder services for each fund.

For providing transfer agency services, FSC receives a position fee and an asset-based fee each paid monthly with respect to each position in a fund. For retail accounts and certain institutional accounts, these fees are based on size of position and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type and fund type. The position fees are subject to increase based on postage rate changes.

The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FSC also collects fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

In addition, FSC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and in each Fidelity Freedom Fund and Fidelity Four-in-One Index Fund, funds of funds managed by an FMR affiliate, according to the percentage of the QSTP's, Freedom Fund's, or Fidelity Four-in-One Index Fund's assets that is invested in a fund, subject to certain limitations in the case of Fidelity Four-in-One Index Fund.

FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each fund has also entered into a service agent agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the funds are 0.0365% of the first $500 million of average net assets, 0.0155% of average net assets between $500 million and $3 billion, 0.0040% of average net assets between $3 billion and $25 billion, and 0.00075% of average net assets in excess of $25 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Structured Large Cap Value Fund, Fidelity Structured Mid Cap Value Fund, Fidelity Structured Large Cap Growth Fund, and Fidelity Structured Mid Cap Growth Fund are funds of Fidelity Devonshire Trust, an open-end management investment company organized as a Massachusetts business trust on March 4, 1985. Currently, there are eight funds in Fidelity Devonshire Trust: Fidelity Equity-Income Fund, Fidelity Real Estate Investment Portfolio, Fidelity Structured Large Cap Value Fund, Fidelity Structured Mid Cap Value Fund, Fidelity Structured Large Cap Growth Fund, Fidelity Structured Mid Cap Growth Fund, Fidelity Utilities Fund, and Spartan® Tax-Free Bond Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund with another operating mutual fund or the sale of substantially all of the assets of the trust or a fund to another operating mutual fund requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or a fund without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

Custodians. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of each fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Auditor. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts, serves as independent accountant for each fund. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

APPENDIX

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Focus, Magellan, and Spartan are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

Fidelity Devonshire Trust

Post-Effective Amendment No. 104

PART C - OTHER INFORMATION

Item 23. Exhibits

(a) (1) Amended and Restated Declaration of Trust, dated September 14, 2000, is incorporated herein by reference to Exhibit a(1) of Post-Effective Amendment No. 99.

(b) Bylaws of the Trust, as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

(c) Not applicable.

(d) (1) Form of Management Contract between Fidelity Management & Research Company and Fidelity Structured Large Cap Value Fund, is incorporated herein by reference to Exhibit d(1) of Post-Effective Amendment 102.

(2) Form of Management Contract between Fidelity Management & Research Company and Fidelity Structured Mid Cap Value Fund, is incorporated herein by reference to Exhibit d(2) of Post-Effective Amendment 102.

(3) Form of Management Contract between Fidelity Management & Research Company and Fidelity Structured Large Cap Growth Fund, is incorporated herein by reference to Exhibit d(3) of Post-Effective Amendment 102.

(4) Form of Management Contract between Fidelity Management & Research Company and Fidelity Structured Mid Cap Growth Fund, is incorporated herein by reference to Exhibit d(4) of Post-Effective Amendment 102.

(5) Management Contract, dated November 1, 1999, between Fidelity Utilities Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit d(1) of Post-Effective Amendment No. 100.

(6) Management Contract, dated November 1, 1999, between Fidelity Equity-Income Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit d(2) of Post-Effective Amendment No. 100.

(7) Management Contract, dated November 1, 1999, between Fidelity Real Estate Investment Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit d(3) of Post-Effective Amendment No. 100.

(8) Management Contract, dated March 15, 2001, between Spartan Tax-Free Bond Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit d(4) of Post-Effective Amendment 101.

(9) Form of Sub-Advisory Agreement between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Structured Large Cap Value Fund, is incorporated herein by reference to Exhibit d(9) of Post-Effective Amendment 102.

(10) Form of Sub-Advisory Agreement between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Structured Mid Cap Value Fund, is incorporated herein by reference to Exhibit d(10) of Post-Effective Amendment 102.

(11) Form of Sub-Advisory Agreement between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Structured Large Cap Growth Fund, is incorporated herein by reference to Exhibit d(11) of Post-Effective Amendment 102.

(12) Form of Sub-Advisory Agreement between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Structured Mid Cap Growth Fund, is incorporated herein by reference to Exhibit d(12) of Post-Effective Amendment 102.

(13) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Equity-Income Fund, is incorporated herein by reference to Exhibit d(5) of Post-Effective Amendment No. 100.

(14) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Utilities Fund, is incorporated herein by reference to Exhibit d(7) of Post-Effective Amendment No. 100.

(15) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Real Estate Investment Portfolio, is incorporated herein by reference to Exhibit d(6) of Post-Effective Amendment No. 100.

(16) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Devonshire Trust, on behalf of Fidelity Structured Large Cap Value Fund, is incorporated herein by reference to Exhibit d(16) of Post-Effective Amendment 102.

(17) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc., and Fidelity Devonshire Trust, on behalf of Fidelity Structured Large Cap Value Fund, is incorporated herein by reference to Exhibit d(17) of Post-Effective Amendment 102.

(18) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Devonshire Trust, on behalf of Fidelity Structured Mid Cap Value Fund, is incorporated herein by reference to Exhibit d(18) of Post-Effective Amendment 102.

(19) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc., and Fidelity Devonshire Trust, on behalf of Fidelity Structured Mid Cap Value Fund, is incorporated herein by reference to Exhibit d(19) of Post-Effective Amendment 102.

(20) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Devonshire Trust, on behalf of Fidelity Structured Large Cap Growth Fund, is incorporated herein by reference to Exhibit d(20) of Post-Effective Amendment 102.

(21) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc., and Fidelity Devonshire Trust, on behalf of Fidelity Structured Large Cap Growth Fund, is incorporated herein by reference to Exhibit d(21) of Post-Effective Amendment 102.

(22) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Devonshire Trust, on behalf of Fidelity Structured Mid Cap Growth Fund, is incorporated herein by reference to Exhibit d(22) of Post-Effective Amendment 102.

(23) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc., and Fidelity Devonshire Trust, on behalf of Fidelity Structured Mid Cap Growth Fund, is incorporated herein by reference to Exhibit d(23) of Post-Effective Amendment 102.

(24) Sub-Advisory Agreement, dated December 1, 1993, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Equity-Income Fund, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 81.

(25) Sub-Advisory Agreement, dated December 1, 1993, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc., on behalf of Fidelity Equity-Income Fund, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 81.

(26) Sub-Advisory Agreement, dated December 1, 1993, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Real Estate Investment Portfolio, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 81.

(27) Sub-Advisory Agreement, dated December 1, 1993, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc., on behalf of Fidelity Real Estate Investment Portfolio, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 81.

(28) Sub-Advisory Agreement, dated December 1, 1993, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Utilities Income Fund (currently Fidelity Utilities Fund), is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 81.

(29) Sub-Advisory Agreement, dated December 1, 1993, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc., on behalf of Fidelity Utilities Income Fund (currently Fidelity Utilities Fund), is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 81.

(30) Sub-Advisory Agreement, dated March 15, 2001, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Spartan Tax-Free Bond Fund, is incorporated herein by reference to Exhibit d(14) of Post-Effective Amendment 101.

(31) Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited, on behalf of Fidelity Devonshire Trust on behalf of Fidelity Equity-Income Fund, Fidelity Real Estate Investment Portfolio, and Fidelity Utilities Fund, is incorporated herein by reference to Exhibit d(17) of Fidelity Hastings Street Trust's (File No. 2-11517) Post-Effective Amendment No. 108.

(32) Schedule A, dated August 1, 2001, to the Amended and Restated Sub-Advisory Agreement, between Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited on behalf of Fidelity Devonshire Trust on behalf of Fidelity Equity-Income Fund, Fidelity Real Estate Investment Portfolio, and Fidelity Utilities Fund, is incorporated herein by reference to Exhibit d(18) of Fidelity Hastings Street Trust's (File No. 2-11517) Post-Effective Amendment No. 108.

(33) Form of Amended and Restated Sub-Advisory Agreement between Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited, on behalf of Fidelity Devonshire Trust on behalf of Fidelity Structured Large Cap Value Fund, Fidelity Structured Mid Cap Value Fund, Fidelity Structured Large Cap Growth Fund, and Fidelity Structured Mid Cap Growth Fund, is filed herein as Exhibit d(33).

(34) Form of Schedule A to the Amended and Restated Sub-Advisory Agreement between Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited is filed herein as Exhibit d(34).

(e) (1) Form of General Distribution Agreement between Fidelity Distributors Corporation and Fidelity Devonshire Trust, on behalf of Fidelity Structured Large Cap Value Fund, is incorporated herein by reference to Exhibit e(1) of Post-Effective Amendment 102.

(2) Form of General Distribution Agreement between Fidelity Distributors Corporation and Fidelity Devonshire Trust, on behalf of Fidelity Structured Mid Cap Value Fund, is incorporated herein by reference to Exhibit e(2) of Post-Effective Amendment 102.

(3) Form of General Distribution Agreement between Fidelity Distributors Corporation and Fidelity Devonshire Trust, on behalf of Fidelity Structured Large Cap Growth Fund, is incorporated herein by reference to Exhibit e(3) of Post-Effective Amendment 102.

(4) Form of General Distribution Agreement between Fidelity Distributors Corporation and Fidelity Devonshire Trust, on behalf of Fidelity Structured Mid Cap Growth Fund, is incorporated herein by reference to Exhibit e(4) of Post-Effective Amendment 102.

(5) General Distribution Agreement, dated April 1, 1987, between Fidelity Equity-Income Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 86.

(6) General Distribution Agreement, dated April 1, 1987, between Fidelity Real Estate Investment Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 86.

(7) General Distribution Agreement, dated April 1, 1987, between Fidelity Utilities Income Fund (currently Fidelity Utilities Fund) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 86.

(8) General Distribution Agreement, dated March 15, 2001, between Spartan Tax-Free Bond Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit e(8) of Post-Effective Amendment 101.

(9) Amendment to the General Distribution Agreement, dated January 1, 1988, between Fidelity Utilities Income Fund (currently Fidelity Utilities Fund), Fidelity Equity-Income Fund and Fidelity Real Estate Investment Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 86.

(10) Amendments to the General Distribution Agreement between Fidelity Devonshire Trust on behalf of Fidelity Equity-Income Fund and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(k) of Fidelity Select Portfolios' Post-Effective Amendment No. 57 (File No. 2-69972).

(11) Amendments to the General Distribution Agreement between Fidelity Devonshire Trust on behalf of Fidelity Real Estate Investment Portfolio and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(b) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).

(12) Amendments to the General Distribution Agreement between Fidelity Devonshire Trust, on behalf of Fidelity Utilities Fund and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).

(f) (1) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through January 1, 2000, is incorporated herein by reference to Exhibit (f)(1) of Fidelity Massachusetts Municipal Trust's (File No. 2-75537) Post-Effective Amendment No. 39.

(g) (1) Form of Custodian Agreement, Appendix B, and Appendix C between Citibank, N.A. and Fidelity Devonshire Trust on behalf of Fidelity Structured Large Cap Value Fund, Fidelity Structured Mid Cap Value Fund, Fidelity Structured Large Cap Growth Fund, and Fidelity Structured Mid Cap Growth Fund, is incorporated herein by reference to Exhibit g(1)(1-3) of Post-Effective Amendment 102.

(2) Custodian Agreement, Appendix A, Appendix B, Appendix C, and Appendix D dated July 1, 2001, between Citibank, N.A. and Fidelity Devonshire Trust on behalf of Spartan Tax-Free Bond are incorporated herein by reference to Exhibit (g)(9) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 49.

(3) Custodian Agreement and Appendix C, dated July 1, 2001, between The Chase Manhattan Bank, N.A. and Fidelity Devonshire Trust on behalf of Fidelity Equity-Income Fund, are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(4) Appendix A, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between The Chase Manhattan Bank, N.A. and Fidelity Devonshire Trust on behalf of Fidelity Equity-Income Fund, is incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(5) Appendix B, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between The Chase Manhattan Bank, N.A. and Fidelity Devonshire Trust on behalf of Fidelity Equity-Income Fund, is incorporated herein by reference to Exhibit (g)(3) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(6) Appendix D, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between The Chase Manhattan Bank, N.A. and Fidelity Devonshire Trust on behalf of Fidelity Equity-Income Fund, is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(7) Custodian Agreement and Appendix C, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Devonshire Trust on behalf of Fidelity Real Estate Investment Portfolio and Fidelity Utilities Fund, are incorporated herein by reference to Exhibit (g)(5) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(8) Appendix A, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Devonshire Trust on behalf of Fidelity Real Estate Investment Portfolio and Fidelity Utilities Fund, is incorporated herein by reference to Exhibit (g)(6) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(9) Appendix B, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Devonshire Trust on behalf of Fidelity Real Estate Investment Portfolio and Fidelity Utilities Fund, is incorporated herein by reference to Exhibit (g)(7) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(10) Appendix D, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Devonshire Trust on behalf of Fidelity Real Estate Investment Portfolio and Fidelity Utilities Fund, is incorporated herein by reference to Exhibit (g)(8) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(11) Form of Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Devonshire Trust on behalf of Fidelity Structured Large Cap Value Fund, Fidelity Structured Mid Cap Value Fund, Fidelity Structured Large Cap Growth Fund, and Fidelity Structured Mid Cap Growth Fund, is incorporated herein by reference to Exhibit g(10) of Post-Effective Amendment 102.

(12) Form of Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Devonshire Trust on behalf of Fidelity Structured Large Cap Value Fund, Fidelity Structured Mid Cap Value Fund, Fidelity Structured Large Cap Growth Fund, and Fidelity Structured Mid Cap Growth Fund, is incorporated herein by reference to Exhibit g(11) of Post-Effective Amendment 102.

(13) Form of Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Devonshire Trust on behalf of Fidelity Structured Large Cap Value Fund, Fidelity Structured Mid Cap Value Fund, Fidelity Structured Large Cap Growth Fund, and Fidelity Structured Mid Cap Growth Fund, is incorporated herein by reference to Exhibit g(12) of Post-Effective Amendment 102.

(14) Form of Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Devonshire Trust on behalf of Fidelity Structured Large Cap Value Fund, Fidelity Structured Mid Cap Value Fund, Fidelity Structured Large Cap Growth Fund, and Fidelity Structured Mid Cap Growth Fund, is incorporated herein by reference to Exhibit g(13) of Post-Effective Amendment 102.

(15) Form of Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Devonshire Trust on behalf of Fidelity Structured Large Cap Value Fund, Fidelity Structured Mid Cap Value Fund, Fidelity Structured Large Cap Growth Fund, and Fidelity Structured Mid Cap Growth Fund, is incorporated herein by reference to Exhibit g(14)(1-3) of Post-Effective Amendment 102.

(16) Form of First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Devonshire Trust on behalf of Fidelity Structured Large Cap Value Fund, Fidelity Structured Mid Cap Value Fund, Fidelity Structured Large Cap Growth Fund, and Fidelity Structured Mid Cap Growth Fund, is incorporated herein by reference to Exhibit g(15)(1-2) of Post-Effective Amendment 102.

(17) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(18) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(19) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(20) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(21) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(22) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(23) Schedule A-1, dated March 29, 2000, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and Fidelity Devonshire Trust, on behalf of Fidelity Equity-Income Fund, Fidelity Real Estate Investment Portfolio and Fidelity Utilities Fund, is incorporated herein by reference to Exhibit g(11) of Fidelity Magellan Fund's (File No. 2-21461) Post-Effective Amendment No. 48.

(h) Not applicable.

(i) (1) Legal Opinion of Kirkpatrick & Lockhart LLP for Fidelity Utilities Fund, Fidelity Equity-Income Fund and Fidelity Real Estate Investment Portfolio, dated March 22, 2000, was previously filed as Exhibit (i)(1) of Post-Effective Amendment No. 98.

(2) Legal Opinion of Kirkpatrick & Lockhart LLP for Spartan Tax-Free Bond Fund, dated March 27, 2001, was previously filed as Exhibit (i)(2) of Post-Effective Amendment No. 101.

(3) Legal Opinion of Kirkpatrick & Lockhart LLP for Fidelity Structured Large Cap Value Fund,
Fidelity Structured Mid Cap Value Fund, Fidelity Structured Large Cap Growth Fund, and Fidelity Structured Mid Cap Growth Fund, dated October 15, 2001, is filed herein as Exhibit i(3).

(j) (1) Consent of PricewaterhouseCoopers LLP, dated October 15, 2001, for Fidelity Structured Large Cap Value Fund, Fidelity Structured Mid Cap Value Fund, Fidelity Structured Large Cap Growth Fund, and Fidelity Structured Mid Cap Growth Fund is filed herein as Exhibit j(1).

(k) Not applicable.

(l) Not applicable.

(m) (1) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Structured Large Cap Value Fund is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment 102.

(2) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Structured Mid Cap Value Fund is incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment 102.

(3) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Structured Large Cap Growth Fund is incorporated herein by reference to Exhibit m(3) of Post-Effective Amendment 102.

(4) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Structured Mid Cap Growth Fund is incorporated herein by reference to Exhibit m(4) of Post-Effective Amendment 102.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Investment Portfolio is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment No. 98.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Utilities Fund is incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment No. 98.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Equity-Income Fund is incorporated herein by reference to Exhibit m(4) of Post-Effective Amendment No. 98.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Tax-Free Bond Fund is incorporated herein by reference to Exhibit m(4) of Post-Effective Amendment 101.

(n) Not applicable.

(p) (1) Code of Ethics, dated January 1, 2001, adopted by the funds, Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investments Japan Limited, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Phillips Street Trust's (File No. 2-63350) Post-Effective Amendment No. 47.

(2) Code of Ethics, effective January 1, 2001, adopted by Fidelity International Limited (FIL) pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Fidelity Financial Trust's (File No. 2-79910) Post-Effective Amendment No. 36.

Item 24. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Service Company, Inc. ("FSC") is appointed transfer agent, the Trust agrees to indemnify and hold FSC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names FSC and/or the Trust as a party and is not based on and does not result from FSC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FSC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FSC's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from FSC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of FSC's acting in reliance upon advice reasonably believed by FSC to have been given by counsel for the Trust, or as a result of FSC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

82 Devonshire Street, Boston, MA 02109

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR; Chief Executive Officer, Chairman of the Board, and Director of FMR Corp.; Chairman of the Board and Director of Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and Fidelity Management & Research (Far East) Inc. (FMR Far East), and Fidelity Management & Research Co., Inc. (FMRC); Chairman of the Executive Committee of FMR; President and Trustee of funds advised by FMR.

Abigail P. Johnson

President and Director of FMR, FMRC, FIMM, and FMR Far East; Senior Vice President and Trustee of funds advised by FMR; Director of FMR Corp.; Previously a Vice President of certain Equity Fidelity funds.

Paul Antico	Vice President of FMR, FMRC, and of a fund advised by FMR.

John Avery	Vice President of FMR, FMRC, and of funds advised by FMR.

Robert Bertelson	Vice President of FMR, FMRC, and of a fund advised by FMR.

Stephen Binder	Vice President of FMR, FMRC and of a fund advised by FMR.

William Bower	Vice President of FMR, FMRC, and of a fund advised by FMR.

Philip Bullen	Senior Vice President of FMR and FMRC; Vice President of certain Equity Funds and certain High Income Bond funds advised by FMR.

Steve Buller	Vice President of FMR, FMRC, and of a fund advised by FMR.

John H. Carlson	Vice President of FMR, FMRC, and of funds advised by FMR.

Doug Chase	Vice President of FMR, FMRC, and of a fund advised by FMR.

Robert C. Chow	Vice President of FMR, FMRC, and of a fund advised by FMR.

Dwight D. Churchill	Senior Vice President of FMR and Vice President of Fixed-Income Funds advised by FMR; Senior Vice President of FIMM.

Barry Coffman	Vice President of FMR, FMRC, and of a fund advised by FMR.

Michael Connolly	Vice President of FMR and FMRC.

Frederic G. Corneel	Tax Counsel of FMR and FMRC.

William Danoff	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Scott E. DeSano	Senior Vice President of FMR and FMRC.

Penelope Dobkin	Vice President of FMR, FMRC, and of a fund advised by FMR.

Walter C. Donovan	Vice President of FMR and FMRC.

Bettina Doulton	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMR, FMRC, and of a fund advised by FMR.

Robert Dwight	Vice President of FMR Treasurer of funds advised by FMR.

William R. Ebsworth	Senior Vice President of FMR and FMRC.

William Eigen	Vice President of FMR and FMRC.

Robert Ewing	Vice President of FMR, FMRC, and of a fund advised by FMR.

Bahaa Fam	Vice President of FMR, FMRC, and of a fund advised by FMR.

Richard B. Fentin	Senior Vice President of FMR, FMRC; Vice President of a fund advised by FMR.

Karen Firestone	Vice President of FMR, FMRC, and of funds advised by FMR.

Michael B. Fox	Assistant Treasurer of FMR, FMRC, FIMM, FMR U.K., and FMR Far East; Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FMR U.K., FMR Far East, and FIMM.

Jay Freedman	Assistant Clerk of FMR, FMRC and Fidelity Distributors Corporation (FDC); Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Secretary of FMR Corp. and FIMM.

David L. Glancy	Vice President of FMR, FMRC, and of funds advised by FMR.

Boyce I. Greer	Senior Vice President of FMR and FMRC; Vice President of Money Market Funds and Municipal Bond Funds advised by FMR; Vice President of FIMM.

Bart A. Grenier	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Robert J. Haber	Senior Vice President of FMR and FMRC.

Richard C. Habermann	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Lionell Harris	Vice President of FMR and FMRC.

Thomas Hense	Vice President of FMR and FMRC.

Bruce T. Herring	Vice President of FMR and FMRC.

Adam Hetnarski	Vice President of FMR, FMRC, and of funds advised by FMR.

Frederick Hoff	Vice President of FMR, FMRC, and of a fund advised by FMR.

Brian Hogan	Vice President of FMR and FMRC.

David B. Jones	Vice President of FMR.

Steven Kaye	Senior Vice President of FMR and FMRC and of a fund advised by FMR.

William Kennedy	Vice President of FMR, FMRC, and of funds advised by FMR.

Francis V. Knox, Jr.	Vice President of FMR and FMRC; Compliance Officer of FMR U.K. and FMR Far East, and FMR Corp.

Harry W. Lange	Vice President of FMR, FMRC, and of funds advised by FMR.

Robert Lawrence	Senior Vice President of FMR and FMRC; Vice President of certain Equity and High Income Funds advised by FMR.

Harris Leviton	Vice President of FMR, FMRC, and of a fund advised by FMR.

Peter S. Lynch	Vice Chairman of the Board and Director of FMR and FMRC; Trustee of funds advised by FMR.

Richard R. Mace	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Charles A. Mangum	Vice President of FMR, FMRC, and of funds advised by FMR.

Kevin McCarey	Vice President of FMR, FMRC, and of funds advised by FMR.

John McDowell	Senior Vice President of FMR and FMRC and of a fund advised by FMR.

Neal P. Miller	Vice President of FMR, FMRC, and of a fund advised by FMR.

John Muresianu	Vice President of FMR, FMRC, and of funds advised by FMR.

David L. Murphy	Vice President of FMR and FIMM; Vice President of Taxable Bond Funds advised by FMR.

Mark Notkin	Vice President of FMR, FMRC, and of funds advised by FMR.

Stephen Petersen	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Alan Radlo	Vice President of FMR and FMRC.

Kennedy Richardson	Vice President of FMR and FMRC.

Eric D. Roiter

Vice President of FMR and FMRC; General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC. Assistant Clerk of FMR U.K. and FMR Far East. Assistant Secretary of FIMM.

Louis Salemy	Vice President of FMR, FMRC, and of funds advised by FMR.

Lee H. Sandwen	Vice President of FMR and FMRC.

Michael Seay	Vice President of FMR.

Fergus Shiel	Vice President of FMR, FMRC, and of funds advised by FMR.

Beso Sikharulidze	Vice President of FMR, FMRC, and of a fund advised by FMR.

Carol A. Smith-Fachetti	Vice President of FMR and FMRC.

Steven J. Snider	Vice President of FMR, FMRC, and of funds advised by FMR.

Thomas T. Soviero	Vice President of FMR, FMRC, and of funds advised by FMR.

Richard A. Spillane, Jr.

Senior Vice President of FMR and FMRC; President and Director of FMR U.K. Vice President of certain Equity Funds advised by FMR; Previously, Chief Investment Officer (Europe) for Fidelity International, Limited.

Robert E. Stansky	Senior Vice President of FMR and FMRC; Vice President of a fund advised by FMR.

Nick Thakore	Vice President of FMR, FMRC, and of a fund advised by FMR.

Yoko Tilley	Vice President of FMR and FMRC.

Joel C. Tillinghast	Vice President of FMR, FMRC, and of a fund advised by FMR.

Robert Tuckett	Vice President of FMR and FMRC.

Jennifer Uhrig	Vice President of FMR, FMRC, and of funds advised by FMR.

George A. Vanderheiden	Senior Vice President of FMR and FMRC; Director of FMR Corp.

Judy Verhave	Vice President of FMR.

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FMR Far East, FIMM, and Strategic Advisers, Inc.,; Vice President, Taxation of FMR Corp.

Jason Weiner	Vice President of FMR, FMRC, and of a fund advised by FMR.

Steven S. Wymer	Vice President of FMR, FMRC, and of a fund advised by FMR.

JS Wynant	Vice President of FMR and FMRC; Treasurer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM.

FMR Corp.

82 Devonshire Street

Boston, MA 02109

Fidelity Distributors Corporation

82 Devonshire Street

Boston, MA 02109

(2) FMR CO., INC. (FMRC)

82 Devonshire Street, Boston, MA 02109

FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FMRC, FMR U.K., FMR, FMR Corp., FIMM, and FMR Far East; Chief Executive Officer of FMR Corp.; Chairman of the Executive Committee of FMR; and President and Trustee of funds advised by FMR.

Abigail P. Johnson

President and Director of FMRC, FMR, FIMM, and FMR Far East; Senior Vice President and Trustee of funds advised by FMR; Director of FMR Corp.; Previously a Vice President of certain Equity Fidelity funds.

Paul Antico	Vice President of FMRC, FMR, and of a fund advised by FMR.

John Avery	Vice President of FMRC, FMR, and of funds advised by FMR.

Robert Bertelson	Vice President of FMRC, FMR, and of a fund advised by FMR.

Stephen Binder	Vice President of FMRC, FMR, and of a fund advised by FMR.

William Bower	Vice President of FMRC, FMR, and of funds advised by FMR.

Phillip Bullen	Senior Vice President of FMRC and FMR; Vice President of certain Equity Funds and certain High Income Bond funds advised by FMR.

Steve Buller	Vice President of FMRC, FMR, and of a fund advised by FMR.

John H. Carlson	Vice President of FMRC, FMR, and of funds advised by FMR.

Doug Chase	Vice President of FMRC, FMR, and of a fund advised by FMR.

Robert C. Chow	Vice President of FMRC, FMR, and of a fund advised by FMR.

Dwight D. Churchill	Senior Vice President of FIMM and FMR and Vice President of Fixed-Income Funds advised by FMR.

Barry Coffman	Vice President of FMRC, FMR, and of a fund advised by FMR.

Michael Connolly	Vice President of FMRC and FMR.

Frederic G. Corneel	Tax Counsel of FMRC and FMR.

William Danoff	Senior Vice President of FMRC, FMR, and Vice President of funds advised by FMR.

Scott E. DeSano	Senior Vice President of FMRC and FMR.

Penelope Dobkin	Vice President of FMRC, FMR, and of a fund advised by FMR.

Walter C. Donovan	Vice President of FMRC and FMR.

Bettina Doulton	Senior Vice President of FMRC and FMR; Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMRC, FMR, and of a fund advised by FMR.

Robert Dwight	Vice President of FMR; Treasurer of funds advised by FMR.

William R. Ebsworth	Senior Vice President of FMRC and FMR.

William Eigen	Vice President of FMRC and FMR.

Robert Ewing	Vice President of FMRC, FMR, and of a fund advised by FMR.

Bahaa Fam	Vice President of FMRC, FMR, and of a fund advised by FMR.

Richard B. Fentin	Senior Vice President of FMRC and FMR; Vice President of a fund advised by FMR.

Karen Firestone	Vice President of FMRC, FMR, and of funds advised by FMR.

Michael B. Fox	Assistant Treasurer of FMRC, FMR, FIMM, FMR U.K., and FMR Far East; Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FMR U.K., FMR Far East, and FIMM.

Jay Freedman	Assistant Clerk of FMRC, FMR and FDC; Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Secretary of FMR Corp. and FIMM.

David L. Glancy	Vice President of FMRC, FMR, and of funds advised by FMR.

Boyce I. Greer	Senior Vice President of FMRC and FMR; Vice President of Money Market Funds and Municipal Bond Funds advised by FMR; Vice President of FIMM.

Bart A. Grenier	Senior Vice President of FMRC and FMR.

Robert J. Haber	Senior Vice President of FMRC and FMR.

Richard C. Habermann	Senior Vice President of FMRC and FMR; Vice President of funds advised by FMR.

Lionell Harris	Vice President of FMRC and FMR.

Thomas Hense	Vice President of FMRC and FMR.

Bruce T. Herring	Vice President of FMRC and FMR.

Adam Hetnarski	Vice President of FMRC, FMR, and of funds advised by FMR.

Frederick Hoff	Vice President of FMRC, FMR, and of a fund advised by FMR.

Brian Hogan	Vice President of FMRC and FMR.

Steven Kaye	Senior Vice President of FMRC and FMR and of a fund advised by FMR.

William Kennedy	Vice President of FMRC, FMR, and of funds advised by FMR.

Francis V. Knox, Jr.	Vice President of FMRC and FMR; Compliance Officer of FMR U.K. and FMR Far East, and FMR Corp.

Harry W. Lange	Vice President of FMRC, FMR, and of funds advised by FMR.

Robert Lawrence	Senior Vice President of FMRC and FMR; Vice President of certain Equity and High Income Funds advised by FMR.

Harris Leviton	Vice President of FMRC, FMR, and of a fund advised by FMR.

Peter S. Lynch	Vice Chairman of the Board and Director of FMRC and FMR; Trustee of funds advised by FMR.

Richard R. Mace	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Charles A. Mangum	Vice President of FMRC, FMR, and of funds advised by FMR.

Kevin McCarey	Vice President of FMRC, FMR, and of funds advised by FMR.

John McDowell	Senior Vice President of FMRC and FMR and of a fund advised by FMR.

Neal P. Miller	Vice President of FMRC, FMR, and of a fund advised by FMR.

John Muresianu	Vice President of FMRC, FMR, and of funds advised by FMR.

Mark Notkin	Vice President of FMRC, FMR, and of a fund advised by FMR.

Stephen Petersen	Senior Vice President of FMRC and FMR; Vice President of funds advised by FMR.

Alan Radlo	Vice President of FMRC and FMR.

Kennedy Richardson	Vice President of FMRC and FMR.

Eric D. Roiter

Vice President of FMRC and FMR; General Counsel and Clerk of FMRC and FMR; Secretary of funds advised by FMR; Vice President and Clerk of FDC. Assistant Clerk of FMR U.K. and FMR Far East; Assistant Secretary of FIMM.

Louis Salemy	Vice President of FMRC, FMR, and of funds advised by FMR.

Lee H. Sandwen	Vice President of FMRC and FMR.

Fergus Shiel	Vice President of FMRC, FMR, and of funds advised by FMR.

Beso Sikharulidze	Vice President of FMRC, FMR, and of a fund advised by FMR.

Carol A. Smith-Fachetti	Vice President of FMRC and FMR.

Steven J. Snider	Vice President of FMRC, FMR, and of funds advised by FMR.

Thomas T. Soviero	Vice President of FMRC, FMR, and of funds advised by FMR.

Richard A. Spillane, Jr.

Senior Vice President of FMRC and FMR; President and Director of FMR U.K. Vice President of certain Equity Funds advised by FMR; Previously, Chief Investment Officer (Europe) for Fidelity International, Limited.

Robert E. Stansky	Senior Vice President of FMRC and FMR; Vice President of a fund advised by FMR.

Nick Thakore	Vice President of FMRC, FMR, and of a fund advised by FMR.

Yoko Tilley	Vice President of FMRC and FMR.

Joel C. Tillinghast	Vice President of FMRC, FMR, and of a fund advised by FMR.

Robert Tuckett	Vice President of FMRC and FMR.

Jennifer Uhrig	Vice President of FMRC, FMR, and of funds advised by FMR.

George A. Vanderheiden	Senior Vice President of FMRC and FMR; Director of FMR Corp.

J. Gregory Wass	Assistant Treasurer of FMRC, FMR, FIMM, FMR U.K., FMR Far East, and Strategic Advisers, Inc.,; Vice President, Taxation of FMR Corp.

Jason Weiner	Vice President of FMRC, FMR, and of a fund advised by FMR.

Steven S. Wymer	Vice President of FMRC, FMR, and of a fund advised by FMR.

JS Wynant	Vice President of FMRC and FMR; Treasurer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM.

(3) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

25 Lovat Lane, London, EC3R 8LL, England

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR U.K., FMR, FMRC, FMR Corp., FIMM, and FMR Far East; Chief Executive Officer of FMR Corp.; Chairman of the Executive Committee of FMR; and President and Trustee of funds advised by FMR.

Richard A. Spillane, Jr.

President and Director of FMR U.K.; Senior Vice President of FMR and FMRC; Vice President of certain Equity Funds advised by FMR; Previously, Chief Investment Officer (Europe) for Fidelity International, Limited.

Michael B. Fox	Assistant Treasurer of FMR U.K., FMR, FMRC, FMR Far East, and FIMM; Vice President of FMR U.K., FMR Far East, and FIMM; Treasurer of FMR Corp. and Strategic Advisers, Inc.

Simon Fraser	Senior Vice President of FMR U.K.; Director and President of FIIA and FIIA(U.K.)L.

Jay Freedman	Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Assistant Clerk of FMR, FMRC, and FDC; Secretary of FMR Corp. and FIMM.

Susan Englander Hislop	Assistant Clerk of FMR U.K., FMR, FMRC, FIMM, FMR Far East, and Strategic Advisers, Inc. Assistant Secretary of FMR Corp. and FIMM.

Francis V. Knox, Jr.	Compliance Officer of FMR U.K. FMR Far East, and FMR Corp.; Vice President of FMR.

Eric D. Roiter

Assistant Clerk of FMR U.K. and FMR Far East. Assistant Secretary of FIMM; Vice President of FMR and FMRC; General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC.

J. Gregory Wass	Assistant Treasurer of FMR U.K., FMRC, FMR, FIMM, FMR Far East, and Strategic Advisers, Inc.,; Vice President, Taxation of FMR Corp.

JS Wynant	Treasurer of FMR U.K., FMR, FMRC, FMR Far East, and FIMM; Vice President of FMR and FMRC.

(4) FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East)

Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan

FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR Far East, FMR, FMRC, FMR Corp., FIMM, and FMR U.K.; Chairman of the Executive Committee of FMR; Chief Executive Officer of FMR Corp.; and President and Trustee of funds advised by FMR.

Abigail P. Johnson

President and Director of FMR Far East, FMR, FMRC, and FIMM; Senior Vice President and Trustee of funds advised by FMR; Director of FMR Corp.; Previously a Vice President of certain Equity Fidelity funds.

Robert H. Auld	Senior Vice President of FMR Far East.

Michael B. Fox	Assistant Treasurer of FMR Far East, FMR, FMRC, FMR U.K., and FIMM; Vice President of FMR Far East, FMR U.K., and FIMM; Treasurer of FMR Corp. and Strategic Advisers, Inc.

Jay Freedman	Clerk of FMR Far East, FMR U.K., and Strategic Advisers, Inc.; Assistant Clerk of FMR, FMRC, and FDC; Secretary of FMR Corp. and FIMM.

Susan Englander Hislop	Assistant Clerk of FMR Far East, FMR, FMRC, FMR U.K., FIMM, and Strategic Advisers, Inc.; Assistant Secretary of FMR Corp. and FIMM.

Francis V. Knox, Jr.	Compliance Officer of FMR Far East, FMR U.K., and FMR Corp; Vice President of FMR.

Eric D. Roiter

Assistant Clerk of FMR Far East and FMR U.K.; Assistant Secretary of FIMM; Vice President of FMR and FMRC; General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC.

J. Gregory Wass	Assistant Treasurer of FMR Far East, FMRC, FMR, FIMM, FMR U.K., and Strategic Advisers, Inc.,; Vice President, Taxation of FMR Corp.

Billy W. Wilder	Vice President of FMR Far East; President and Representative Director of FIJ.

JS Wynant	Treasurer of FMR Far East, FMR, FMRC, FMR U.K., and FIMM; Vice President of FMRC and FMR.

(5) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

1 Spartan Way, Merrimack, NH 03054

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FIMM, FMR, FMRC, FMR Corp., FMR Far East, and FMR U.K.; Chairman of the Executive Committee of FMR; Chief Executive Officer of FMR Corp.; and President and Trustee of funds advised by FMR.

Abigail P. Johnson

President and Director of FIMM, FMR, FMRC, and FMR Far East; Senior Vice President and Trustee of funds advised by FMR; Director of FMR Corp; Previously a Vice President of certain Equity Fidelity funds.

Dwight D. Churchill	Senior Vice President of FIMM and FMR; and Vice President of Fixed-Income Funds advised by FMR.

Michael B. Fox	Assistant Treasurer of FIMM, FMR U.K., FMR Far East, FMR, and FMRC; Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FIMM, FMR U.K., and FMR Far East.

Jay Freedman	Secretary of FIMM and FMR Corp.; Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Assistant Clerk of FMR, FMRC, and FDC.

Boyce I. Greer	Vice President of FIMM; Senior Vice President of FMR and FMRC; Vice President of Money Market Funds and Municipal Bond Funds advised by FMR.

Stanley N. Griffith	Assistant Secretary of FIMM.

Susan Englander Hislop	Assistant Secretary of FIMM and FMR Corp.; Assistant Clerk of FMR U.K., FMR, FMRC, FIMM, FMR Far East, and Strategic Advisers, Inc.

David L. Murphy	Vice President of FIMM, and FMR; Vice President of Taxable Bond Funds advised by FMR.

Eric D. Roiter

Assistant Secretary of FIMM; Assistant Clerk of FMR Far East and FMR U.K.; Vice President of FMR and FMRC; General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC.

J. Gregory Wass	Assistant Treasurer of FIMM, FMRC, FMR, FMR U.K., FMR Far East, and Strategic Advisers, Inc.,; Vice President, Taxation of FMR Corp.

JS Wynant	Treasurer of FIMM, FMR, FMRC, FMR Far East, and FMR U.K.; Vice President of FMR and FMRC.

(6) FIDELITY INVESTMENTS JAPAN LIMITED (FIJ)

1-8-8 Shinkawa, Chuo-ku, Tokyo 104-0033, Japan

The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Gareth Adams	Statutory Auditor of FIJ.

Simon M. Haslam	Director of FIJ, FIIA(U.K.)L, FISL (U.K.), and FII; Chief Financial Officer of FISL (U.K.) and FII.

Jun Kadoda	Director and Chief Operating Officer of FIJ.

Yasuo Kuramoto	Vice Chairman and Representative Director of FIJ.

Sumio Kuriaki	Director and Head of Compliance

Yukawa Masato	Director and Head of Institutional Pension Business of FIJ.

Edward Moore	Statutory Auditor of FIJ.

Tetsuzo Nishimura	Director and Vice President of Wholesale/ Broker Distribution of FIJ.

Takeshi Okazaki	Director and Head of Institutional Sales of FIJ.

Billy W. Wilder	President and Representative Director of FIJ; Vice President of FMR Far East.

Takao Yamanishi	Statutory Auditor of FIJ.

Hiroshi Yamashita	Senior Managing Director of FIJ.

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Neal Litvack	Director and President	None
Jay Freedman	Assistant Clerk	None
Jane Greene	Treasurer and Controller	None
Linda Capps Holland	Assistant Clerk and Compliance Officer	None
Michael W. Kellogg	Executive Vice President	None
Kevin J. Kelly	Director	None
Raymond J. Marcinowski	Director	None
Gail McGovern	Director	None
Katherine Sikora Nelson	Assistant Clerk	None
Eric Roiter	Vice President and Clerk	Secretary of funds advised by FMR
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, NY, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA, and Citibank, N.A., 111 Wall Street, New York, NY.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 104 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 15th day of October 2001.

DEVONSHIRE TRUST
	By	/s/Edward C. Johnson 3d	(dagger)
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Edward C. Johnson 3d	(dagger)	President and Trustee	October 15, 2001
Edward C. Johnson 3d		(Principal Executive Officer)

/s/Robert A. Dwight		Treasurer	October 15, 2001
Robert A. Dwight

/s/Abigail P. Johnson		Trustee	October 15, 2001
Abigail P. Johnson

/s/J. Michael Cook	*	Trustee	October 15, 2001
J. Michael Cook

/s/Ralph F. Cox	*	Trustee	October 15, 2001
Ralph F. Cox

/s/Phyllis Burke Davis	*	Trustee	October 15, 2001
Phyllis Burke Davis

/s/Robert M. Gates	*	Trustee	October 15, 2001
Robert M. Gates

/s/Donald J. Kirk	*	Trustee	October 15, 2001
Donald J. Kirk

/s/Marie L. Knowles	*	Trustee	October 15, 2001
Marie L. Knowles

/s/Ned C. Lautenbach	*	Trustee	October 15, 2001
Ned C. Lautenbach

/s/Peter S. Lynch	*	Trustee	October 15, 2001
Peter S. Lynch

/s/Marvin L. Mann	*	Trustee	October 15, 2001
Marvin L. Mann

/s/William O. McCoy	*	Trustee	October 15, 2001
William O. McCoy

(dagger) Signatures affixed by Abigail P. Johnson pursuant to a power of attorney dated June 14, 2001 and filed herewith.

* Signatures affixed by Alan C. Porter pursuant to a power of attorney dated June 14, 2001 and filed herewith.

POWER OF ATTORNEY

I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series III

Fidelity Advisor Series IV

Fidelity Advisor Series V

Fidelity Advisor Series VI

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Corporate Trust

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Daily Money Fund

Fidelity Destiny Portfolios

Fidelity Deutsche Mark Performance

Portfolio, L.P.

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Government Securities Fund

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Institutional Cash Portfolios

Fidelity Institutional Tax-Exempt Cash Portfolios

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Sterling Performance Portfolio, L.P.

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity U.S. Investments-Bond Fund, L.P.

Fidelity U.S. Investments-Government Securities

Fund, L.P.

Fidelity Union Street Trust

Fidelity Union Street Trust II

Fidelity Yen Performance Portfolio, L.P.

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Abigail P. Johnson my true and lawful attorney-in-fact, with full power of substitution, and with full power to said attorney-in-fact to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 15, 2001.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	June 14, 2001
Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series III

Fidelity Advisor Series IV

Fidelity Advisor Series VI

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Government Securities Fund

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Institutional Tax-Exempt Cash Portfolios

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity U.S. Investments-Bond Fund, L.P.

Fidelity U.S. Investments-Government Securities

Fund, L.P.

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Thomas M. Leahey, Richard M. Phillips, and Alan C. Porter, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 15, 2001.

WITNESS our hands on this fourteenth day of June, 2001.

/s/Edward C. Johnson 3d	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	/s/Marie L. Knowles
Edward C. Johnson 3d		Marie L. Knowles
/s/J. Michael Cook		/s/Ned C. Lautenbach
J. Michael Cook		Ned C. Lautenbach
/s/Ralph F. Cox		/s/Peter S. Lynch
Ralph F. Cox		Peter S. Lynch
/s/Phyllis Burke Davis		/s/Marvin L. Mann
Phyllis Burke Davis		Marvin L. Mann
/s/Robert M. Gates		/s/William O. McCoy
Robert M. Gates		William O. McCoy
/s/Abigail P. Johnson
Abigail P. Johnson
/s/Donald J. Kirk
Donald J. Kirk